Note 10 - Intangible Assets - Components of Intangible Assets (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended	25 Months Ended
	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Feb. 28, 2017	Mar. 31, 2017	Mar. 31, 2018
Statement Line Items [Line Items]
Balance		$ 10,065
Balance		7,743	$ 10,065			$ 10,065
Patents [member]
Statement Line Items [Line Items]
Balance
Balance
Licences [member]
Statement Line Items [Line Items]
Balance		10,065
Balance		7,743	10,065			10,065
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance		24,692		$ 24,692	$ 24,692	24,692
Additions
Balance		24,692	24,692			24,692
Gross carrying amount [member] | Patents [member]
Statement Line Items [Line Items]
Balance		362		362	362	362
Additions
Balance		362	362			362
Gross carrying amount [member] | Licences [member]
Statement Line Items [Line Items]
Balance		24,330		24,330	24,330	24,330
Additions
Balance		24,330	24,330			24,330
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	$ 12,110	14,627	12,304	9,787	9,787	9,787
Balance	12,304	16,949	14,627	12,110	12,304	14,627
Amortization for the period	194	2,322	2,323	2,323	2,517
Accumulated depreciation, amortisation and impairment [member] | Patents [member]
Statement Line Items [Line Items]
Balance	362	362	362	362	362	362
Balance	362	362	362	362	362	362
Amortization for the period
Accumulated depreciation, amortisation and impairment [member] | Licences [member]
Statement Line Items [Line Items]
Balance	11,748	14,265	11,942	9,425	9,425	9,425
Balance	11,942	16,587	14,265	11,748	11,942	$ 14,265
Amortization for the period	$ 194	$ 2,322	$ 2,323	$ 2,323	$ 2,517